Income Taxes	12 Months Ended
Mar. 31, 2014
Income Taxes [Abstract]
Income Taxes
Note 13. Income Taxes

Significant components of the Company’s deferred tax assets as of March 31, 2014 and 2013 are shown below:

	March 31,
	2014	2013
	(000’s)
Deferred tax assets:
Net operating loss carryforward	$15,379	$13,505
Research credits	60	51
Expenses recognized for granting of options and warrants	1,651	1,319
Accrued expenses and reserves	135	32
Valuation allowance	(17,225)	(14,907)
	$—	$—

Based on the weight of available evidence, the Company’s management has determined that it is more likely than not that the net deferred tax assets will not be realized. Therefore, the Company has recorded a full valuation allowance against the net deferred tax assets. The Company’s income tax provision consists of state minimum taxes.

The income tax provision differs from that computed using the federal statutory rate applied to income before taxes as follows:

	March 31,
	2014	2013
Computed tax benefit at federal statutory rate	$(6,650,000)	$(2,169,000)
State tax, net of federal benefit	(327,000)	(359,000)
Warrant MTM Adjustment	(7,000)	(6,000)
Induced conversion costs	4,663,000	—
Interest expense	—	1,000
Permanent items and other	4,600	215,600
Valuation allowance	2,318,000	2,319,000
	$1,600	$1,600

At March 31, 2014, the Company has federal and state net operating loss carryforwards of approximately $39,086,000 and $35,759,000 which will begin to expire in 2020, unless previously utilized, and as of 2012 have already begun to for state carryforwards. At March 31, 2014, the Company has federal and California research and development tax credits of approximately $18,000 and $64,000, respectively. The federal research tax credit begins to expire in 2026 unless previously utilized and the California research tax credit has no expiration date.

Utilization of the net operating loss and research and development carryforwards might be subject to a substantial annual limitation due to ownership change limitations that may have occurred or that could occur in the future, as required by Section 382 of the Internal Revenue Code of 1986, as amended (the “Code”), as well as similar state and foreign provisions. These ownership changes may limit the amount of NOL and R&D credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. In general, an “ownership change” as defined by Section 382 of the Code results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percentage points of the outstanding stock of a company by certain stockholders or public groups. Since the Company’s formation, the Company has raised capital through the issuance of capital stock on several occasions which, combined with the purchasing stockholders’ subsequent disposition of those shares, may have resulted in such an ownership change, or could result in an ownership change in the future upon subsequent disposition.

The Company has not completed a study to assess whether an ownership change has occurred. If the Company has experienced an ownership change, utilization of the NOL or R&D credit carryforwards would be subject to an annual limitation under Section 382 of the Code, which is determined by first multiplying the value of the Company’s stock at the time of the ownership change by the applicable long-term, tax-exempt rate, and then could be subject to additional adjustments, as required. Any limitation may result in expiration of a portion of the NOL or R&D credit carryforwards before utilization. Further, until a study is completed and any limitation is known, no amounts are being considered as an uncertain tax position or disclosed as an unrecognized tax benefit. Due to the existence of the valuation allowance, future changes in the Company’s unrecognized tax benefits will not impact its effective tax rate. Any carryforwards that will expire prior to utilization as a result of such limitations will be removed from deferred tax assets with a corresponding reduction of the valuation allowance.

On September 13, 2013, the U.S. Treasury Department released final income tax regulations on the deduction and capitalization of expenditures related to tangible property. These final regulations apply to tax years beginning on or after January 1, 2014, and may be adopted in earlier years. The Company does not intend to early adopt the tax treatment of expenditures to improve tangible property and the capitalization of inherently facilitative costs to acquire tangible property as of January 1, 2013. The tangible property regulations will require the Company to make additional tax accounting method changes as of January 1, 2014; however, management does not anticipate the impact of these changes to be material to the Company’s consolidated financial position, its results of operations and its footnote disclosures.